TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Trade payables and payables to merchants (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade payables and payables to merchants
Trade payables and payables to merchants	₺ 10,562,999	₺ 9,699,421
Retail suppliers and service providers
Trade payables and payables to merchants
Trade payables and payables to merchants	6,426,604	5,788,215
Supplier and merchant financing payables, included in payables to retail suppliers and service providers	₺ 179,037	₺ 313,191
Average maturity term for payables	55 days	57 days
Merchants
Trade payables and payables to merchants
Trade payables and payables to merchants	₺ 4,136,395	₺ 3,911,206
Average maturity term for payables	21 days	21 days